Item 1. Schedule of Investments:

----------------------------------------------------

Putnam Municipal Bond Fund
The fund's portfolio
7/31/05 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
IF COP -- Inverse Floating Rate Certificate of Participation
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.8%)(a)
	Rating (RAT)	Principal amount	Value

Alaska (0.2%)

Northern Tobacco Securitization Corp. Rev. Bonds, 5 1/2s, 6/1/29	BBB	$750,000	$763,013

Arizona (1.1%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B-/P	1,175,000	1,262,867
Maricopa Cnty., Poll. Control Rev. Bonds (Public Service Co. NM), Ser. A, 6.3s, 12/1/26	Baa2	2,000,000	2,113,880
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	525,000	527,562

			3,904,309

Arkansas (0.7%)

Baxter Cnty., Hosp. Rev. Bonds, Ser. B, 5 5/8s, 9/1/28	Baa2	2,000,000	2,049,960
Independence Cnty., Poll. Control Rev. Bonds (Entergy, Inc.), 5s, 1/1/21	A-	600,000	612,270

			2,662,230

California (8.9%)

CA Hlth. Fac. Auth. IFB (Catholic Hlth. Care West), AMBAC, 8.306s, 7/1/17	Aaa	1,200,000	1,243,920
CA State G.O. Bonds
5 1/8s, 4/1/23	A2	750,000	797,093
5s, 5/1/23	A	3,000,000	3,172,890
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
AMBAC, 5 1/2s, 5/1/13 (SEG)	Aaa	11,000,000	12,334,520
5 1/2s, 5/1/11	A2	3,000,000	3,299,790
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	Aa3	1,000,000	1,067,880
CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB	1,750,000	1,757,910
Cathedral City, Impt. Board Act of 1915 Special Assmt. (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	275,000	275,611
Folsom, Pub. Fin. Wtr. Auth. Rev. Bonds, Ser. A, FSA, 5s, 12/1/30	Aaa	3,185,000	3,349,633
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B, 5 5/8s, 6/1/38	AAA	1,500,000	1,682,685
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 02-1 Ladera Ranch), Ser. A, 5.55s, 8/15/33	BBB/P	450,000	463,977
Sacramento, Special Tax (North Natomas Cmnty. Fac.), Ser. 97-01, 5s, 9/1/20	BB/P	1,210,000	1,219,620
San Diego Cnty., Wtr. Auth. IF COP, FGIC, 8.306s, 4/23/08	Aaa	1,000,000	1,143,400
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P	1,400,000	1,480,444

			33,289,373

Colorado (2.6%)

CO Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser. B, zero %, 9/1/35	Aaa	27,000,000	3,412,800
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30 (Prerefunded)	A3	1,735,000	2,001,565
6 3/8s, 12/15/30	A3	1,765,000	1,957,261
Denver, City & Cnty. Arpt. Rev. Bonds, Ser. D, AMBAC, 7 3/4s, 11/15/13	AAA	2,000,000	2,389,200

			9,760,826

Delaware (0.4%)

GMAC Muni. Mtge. Trust 144A sub. notes
Ser. A1-3, 5.3s, 10/31/39	A3	500,000	508,475
Ser. A1-2, 4.9s, 10/31/39	A3	1,000,000	1,001,400

			1,509,875

Florida (2.1%)

Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist Hosp. & Baptist Manor), 5 1/8s, 10/1/19	A3	1,500,000	1,539,825
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	BB+	1,000,000	1,093,650
Okeechobee Cnty., Solid Waste Mandatory Put Bonds (Waste Mgt./Landfill), Ser. A, 4.2s, 7/1/09	BBB	375,000	375,390
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Regl. Hlth. Care Syst.), Ser. E, 6s, 10/1/26	A2	3,000,000	3,212,610
Reunion West, Cmnty. Dev. Dist. Special Assmt., 6 1/4s, 5/1/36	BB-/P	850,000	899,003
Tampa, Hosp. Rev. Bonds (H. Lee Moffit Cancer & Research Inst.), Ser. A, 5 3/4s, 7/1/29	A	500,000	522,885

			7,643,363

Georgia (2.3%)

Burke Cnty., Poll. Control Dev. Auth. Mandatory Put Bonds (GA Power Co.), 4.45s, 12/1/08	A2	2,000,000	2,069,280
GA Med. Ctr. Hosp. Auth. FRB, MBIA, 1.918s, 8/1/10	Aaa	200,000	200,000
GA Med. Ctr. Hosp. Auth. IFB, MBIA, 10.505s, 8/1/10	Aaa	200,000	202,120
GA Muni. Elec. Auth. Rev. Bonds, AMBAC, 5s, 1/1/26	AAA	1,750,000	1,842,295
Gwinnett Cnty., Hosp. Auth. VRDN (Gwinnett Hosp. Sys. Inc.), 2.35s, 7/1/32	A-1+	1,000,000	1,000,000
Henry Cnty., Wtr. & Swr. Auth. Rev. Bonds, FGIC, 5 5/8s, 2/1/30	Aaa	1,875,000	2,077,706
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev. Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P	1,235,000	1,247,992

			8,639,393

Hawaii (0.3%)

HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B, 3.7s, 1/1/22	Aaa	1,000,000	996,930

Illinois (2.8%)

Chicago, G.O. Bonds, Ser. A, FSA, 5s, 1/1/26	Aaa	4,000,000	4,210,160
Cook Cnty., G.O. Bonds, Ser. B, MBIA, 5s, 11/15/29	Aaa	2,750,000	2,895,888
IL Dev. Fin. Auth. Rev. Bonds (Midwestern U.), Ser. B, 6s, 5/15/26	A-	1,600,000	1,757,248
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth. Syst./Sunbelt Obligation), 5.65s, 11/15/24	A2	1,500,000	1,578,210

			10,441,506

Indiana (1.9%)

Franklin, Cmnty. Mulit-School Bldg. Corp. Rev. Bonds (First Mtg.), FGIC, 5s, 7/15/26	AAA	4,215,000	4,445,013
Hamilton Cnty., Pub. Bldg. Corp. G.O. Bonds (First Mtg.), FSA, 5s, 2/1/26	Aaa	2,525,000	2,663,395

			7,108,408

Iowa (0.6%)

IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives), 9 1/4s, 7/1/25	BBB-/P	1,690,000	2,046,911

Kentucky (1.1%)

Jefferson Cnty., Cap. Corp. Rev. Bonds, MBIA, 5 1/2s, 6/1/28	Aaa	2,000,000	2,118,320
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds (Norton Healthcare, Inc.), Ser. A, 6 5/8s, 10/1/28	BBB+/F	1,875,000	2,069,625

			4,187,945

Maine (0.4%)

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	Ba1	1,350,000	1,439,411

Massachusetts (7.1%)

MA State Dev. Fin. Agcy. Rev. Bonds (MA Biomedical Research), Ser. C, 6 1/4s, 8/1/20	A1	2,850,000	3,155,634
MA State Hlth. & Edl. Fac. Auth. IFB (Med. Ctr. of Central MA), Ser. B, AMBAC, 10.27s, 6/23/22	Aaa	5,900,000	6,845,180
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments), Ser. A, 9s, 12/15/15	BBB-/P	1,250,000	1,540,725
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	750,000	825,923
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	3,000,000	3,261,900
MA State Hlth. & Edl. Fac. Auth. VRDN, AMBAC, 2.55s, 6/23/22	Aaa	5,900,000	5,900,000
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 53, MBIA, 6.15s, 12/1/29	Aaa	290,000	299,895
MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s, 7/1/13	Aaa	3,230,000	4,590,961

			26,420,218

Michigan (2.3%)

Detroit, G.O. Bonds, Ser. A-1, AMBAC, 5 1/4s, 4/1/24	Aaa	1,435,000	1,548,781
Detroit, City School Dist. G.O. Bonds, Ser. A, FSA, 6s, 5/1/29	AAA	1,000,000	1,246,730
Dickinson Cnty., Econ. Dev. Corp. Poll. Control Rev. Bonds (Intl. Paper Co.), Ser. A, 4.8s, 11/1/18	Baa2	900,000	911,340
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 6s, 7/1/20	Baa3	300,000	310,668
MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,061,540
MI State Strategic Fund, Ltd. Mandatory Put Bonds (Dow Chemical), 5 1/2s, 6/1/13	A2	500,000	544,340
MI State Strategic Fund, Ltd. Rev. Bonds (Detroit Edison Poll. Control), 5.65s, 9/1/29	A3	1,600,000	1,686,400
Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 3/4s, 7/23/09	Ba3	1,350,000	1,416,110

			8,725,909

Minnesota (1.0%)

Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A	2,500,000	2,548,625
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser. H, 4s, 7/1/11	Aa1	475,000	475,732
MN State Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, 6.05s, 7/1/31	Aa1	605,000	624,790

			3,649,147

Mississippi (1.3%)

Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev. Bonds (Weyerhaeuser Co.)
Ser. A, 6.8s, 4/1/22	Baa2	500,000	615,070
Ser. B, 6.7s, 4/1/22	Baa2	530,000	645,938
Mississippi Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst. Energy Resources, Inc.), 5.9s, 5/1/22	BBB-	2,000,000	2,031,000
MS Home Corp. Rev. Bonds
(Single Fam.), Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	900,000	958,473
(Single Fam. Mtge.), Ser. B, 5 1/2s, 6/1/36	Aaa	500,000	536,750

			4,787,231

Missouri (2.5%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s, 6/1/32	A	1,000,000	1,061,910
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser. B, GNMA Coll., FNMA Coll.
4.4s, 3/1/14	AAA	225,000	225,792
3.8s, 3/1/10	AAA	340,000	339,568
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth. Syst.), 5 1/4s, 5/15/32	Aa2	1,000,000	1,050,730
MO State Hlth. & Edl. Fac. Auth. VRDN (St. Francis Med. Ctr.), Ser. A, 2.3s, 6/1/26	A-1+	5,290,000	5,290,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam. Homeowner Loan), Ser. A, GNMA Coll., FNMA Coll., 7.2s, 9/1/26	AAA	405,000	416,283
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds (Home Ownership Loan), Ser. C, GNMA Coll., FNMA Coll., 5.6s, 9/1/35	AAA	700,000	754,369

			9,138,652

Montana (0.3%)

Forsyth, Poll. Control Mandatory Put Bonds (Avista Corp.), AMBAC, 5s, 12/30/08	Aaa	1,175,000	1,226,136

Nevada (4.0%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s, 7/1/26	Aaa	5,000,000	5,302,500
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp.), Ser. A, AMBAC, 6.1s, 12/1/38	Aaa	3,000,000	3,339,060
Henderson G.O. Bonds (Ltd. Tax -Swr.), FGIC, 5s, 6/1/29	Aaa	3,935,000	4,160,082
Henderson, Local Impt. Dist. Special Assmt.
(No. T-16), 5 1/8s, 3/1/25	BB-/P	1,000,000	1,006,680
(No. T-14), 4 3/4s, 3/1/10	BB-/P	1,195,000	1,208,181

			15,016,503

New Hampshire (0.3%)

NH State Bus. Fin. Auth. Poll. Control Rev. Bonds, 3 1/2s, 7/1/27	Baa2	950,000	930,544

New Jersey (5.1%)

Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A, MBIA, 5 1/4s, 6/1/18	Aaa	5,000,000	5,448,300
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark Marine Terminal), MBIA, 5 1/4s, 1/1/19	AAA	2,000,000	2,188,960
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Vlg., Inc.), Ser. A, 7 1/4s, 11/15/31	BB-/P	650,000	691,854
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31	BB/P	1,000,000	1,038,890
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,750,000	1,868,790
NJ State Edl. Fac. Auth. Rev. Bonds (Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	750,000	816,293
Passaic Cnty., Impt. Auth. Lease Rev. Bonds (Preakness Hlth. Care Ctr.), AMBAC, 5s, 5/1/27	Aaa	5,405,000	5,738,651
Tobacco Settlement Fin. Corp. Rev. Bonds, 6 3/4s, 6/1/39	BBB	1,100,000	1,309,660

			19,101,398

New York (12.4%)

Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C, 5 5/8s, 11/15/24	Baa3	1,500,000	1,616,355
NY City, G.O. Bonds, Ser. C, 5 1/2s, 8/1/12	A1	7,685,000	8,505,681
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s, 7/1/25	Aaa	500,000	529,225
NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	950,000	1,010,686
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	Ba2	750,000	684,173
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. B, 5 3/4s, 6/15/26	AA+	1,000,000	1,062,560
NY State Dorm. Auth. Mandatory Put Bonds, Ser. B, 5 1/4s, 5/15/12	AA-	13,100,000	14,225,683
NY State Dorm. Auth. Rev. Bonds (State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/17	AA-	5,905,000	6,930,758
NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	2,000,000	2,104,340
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay Paperboard, LLC), 7s, 11/1/30 (acquired 6/30/04, cost $1,141,503) (RES)	BB/P	1,100,000	1,164,383
Port. Auth. NY & NJ Special Obligation Rev. Bonds (JFK Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa	4,500,000	4,830,615
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic Landing), Ser. A, 8s, 10/1/30	B+/P	650,000	718,367
Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. A, 5s, 1/1/32	Aa2	2,500,000	2,598,475

			45,981,301

North Carolina (3.6%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. A, 5 3/4s, 1/1/26	Baa2	2,000,000	2,121,680
Ser. B, 5.65s, 1/1/16	Baa2	1,000,000	1,061,960
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.)
Ser. B, 6 1/2s, 1/1/20	A3	3,000,000	3,361,800
Ser. A, MBIA, 5 1/4s, 1/1/19	Aaa	5,400,000	5,843,448
U. of NC Chapel Hill Hosp. Rev. Bonds, Ser. A, 5s, 2/1/09	AA-	1,000,000	1,051,620

			13,440,508

North Dakota (0.6%)

Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth. Syst. Oblig. Group), 7 1/8s, 8/15/24	Baa2	2,000,000	2,252,940

Ohio (0.9%)

Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone Container), 5 1/8s, 8/1/13	B	600,000	593,994
OH State Higher Ed. Fac. Comm. Rev. Bonds (John Carroll U.), 5 1/4s, 11/15/33	A2	500,000	528,845
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,170,000	2,393,684

			3,516,523

Oklahoma (0.9%)

Durant, Cmnty. Facs. Auth. G.O. Bonds, XLCA, 5 3/4s, 11/1/24	AAA	1,730,000	1,971,975
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29	Aaa	1,075,000	1,178,071
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds (Homeownership Loan), Ser. C-2, GNMA Coll., FNMA Coll., 5.7s, 9/1/35	Aaa	300,000	326,682

			3,476,728

Oregon (0.3%)

OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single Family Mtg.), Ser. K, 5 5/8s, 7/1/29	Aa2	935,000	983,545

Pennsylvania (7.4%)

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds, Ser. A, 6.7s, 12/1/20	Baa1	1,000,000	1,017,800
Beaver Cnty., Indl. Dev. Auth. Poll. Control Mandatory Put Bonds (Cleveland Elec.), 3 3/4s, 10/1/08	Baa2	1,350,000	1,349,555
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (USX Corp.), 5.6s, 3/1/33	Baa1	2,025,000	2,112,662
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther Creek Partners), 6.65s, 5/1/10	BBB-	805,000	861,680
Dauphin Cnty., Hosp. Auth. Rev. Bonds (Hapsco-Western PA Hosp.), Ser. A, MBIA, 6 1/2s, 7/1/12	Aaa	5,000,000	5,016,750
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.), 5 1/2s, 3/15/26	A-	1,500,000	1,590,510
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A2	1,000,000	1,039,920
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds
(Colver), Ser. E, 8.05s, 12/1/15	BBB-/P	750,000	766,095
(Colver), Ser. D, 7.05s, 12/1/10	BBB-	750,000	765,885
(Northampton Generating), Ser. A, 6.6s, 1/1/19	BB	1,500,000	1,519,860
(Northampton Generating), Ser. A, 6 1/2s, 1/1/13	BB	1,000,000	1,012,860
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Widener U.), 5 3/8s, 7/15/29	BBB+	750,000	799,110
(Philadelphia College of Osteopathic Medicine), 5s, 12/1/09	A	1,100,000	1,159,345
Philadelphia, Gas Wks. Rev. Bonds, Ser. A-1, FSA, 5s, 9/1/25	Aaa	2,505,000	2,645,205
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 7/1/13 (In default) (NON)	Ca	1,473,997	1,843
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	1,100,000	1,172,556
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31	AAA/P	3,000,000	3,590,190
West Cornwall, Tpk. Muni. Auth. Rev. Bonds (Elizabethtown College), 6s, 12/15/27	BBB+	1,000,000	1,077,590

			27,499,416

Puerto Rico (0.9%)

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. B, 6s, 7/1/39	A	3,000,000	3,401,610

South Carolina (2.3%)

SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s, 8/15/32	AAA	1,000,000	1,180,130
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth. Alliance)
Ser. A, 7 3/8s, 12/15/21	BBB+/F	700,000	843,633
Ser. C, 6s, 8/1/20	Baa1	1,500,000	1,641,255
SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B
6 3/8s, 5/15/30	BBB	2,000,000	2,340,620
6 3/8s, 5/15/28	BBB	1,500,000	1,605,810
Spartanburg Cnty., Solid Waste Disp. Rev. Bonds (BMW Project), 7.55s, 11/1/24	A1	1,000,000	1,022,470

			8,633,918

Tennessee (3.2%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/33	BBB+	2,425,000	2,880,730
Johnson City, Hlth. & Edl. Fac. Hosp. Board Rev. Bonds (First Mtg.- Mountain States Hlth.), Ser. A, MBIA, 6s, 7/1/21	Aaa	7,000,000	7,751,870
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev. Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26	A3	630,000	746,260
6 1/2s, 9/1/26	A3	370,000	438,280

			11,817,140

Texas (8.7%)

Alliance, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 6 3/8s, 4/1/21	Baa2	2,200,000	2,293,367
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds
(American Airlines, Inc.), 6 3/8s, 5/1/35	Caa2	1,000,000	753,810
Ser. A, FGIC, 5 3/4s, 11/1/13	Aaa	5,000,000	5,519,600
Frisco Indpt. School Dist. G.O. Bonds (School Bldg.), Ser. B, MBIA, 5s, 7/15/28	Aaa	2,515,000	2,648,420
Gulf Coast, Waste Disp. Auth. Rev. Bonds
(Valero Energy Corp.), 6.65s, 4/1/32	Baa3	1,000,000	1,096,240
Ser. A, 6.1s, 8/1/24	Baa2	1,250,000	1,334,875
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds (Memorial Hermann Hlth. Care Syst.), Class A, 5 1/4s, 12/1/17	A2	1,500,000	1,622,835
New Caney, Indpt. School Dist. G.O. Bonds, FGIC, 5s, 2/15/29	Aaa	2,405,000	2,528,040
Nueces Cnty., Port of Corpus Christi Rev. Bonds (Union Pacific), 5.65s, 12/1/22	Baa2	1,000,000	1,056,170
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,500,000	1,621,080
San Antonio, Muni. Drain Util. Syst. Rev. Bonds, MBIA, 5 1/4s, 2/1/23	Aaa	2,945,000	3,209,136
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk. Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Aaa	8,000,000	8,693,520

			32,377,093

Utah (0.2%)

UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s, 11/1/17	Baa1	675,000	717,829

Virginia (0.7%)

Prince William Cnty., Indl. Dev. Auth. Hosp. Rev. Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	500,000	523,925
Richmond, Pub. Util. Rev. Bonds, FSA, 5s, 1/15/27	Aaa	2,000,000	2,133,340

			2,657,265

Washington (4.9%)

King Cnty., G.O. Bonds, Ser. C, 6 1/4s, 1/1/32	Aa1	7,000,000	7,432,950
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	900,000	996,767
6 1/2s, 6/1/26	BBB	2,365,000	2,600,293
WA State G.O. Bonds, Ser. E, MBIA
5s, 1/1/28	Aaa	3,125,000	3,305,125
5s, 1/1/27	Aaa	3,680,000	3,895,058

			18,230,193

West Virginia (0.7%)

West Virginia U. Rev. Bonds, Ser. C, FGIC, 5s, 10/1/28	Aaa	2,530,000	2,658,878

Wisconsin (2.0%)

Badger Tobacco Settlement Asset Securitization Corp. Rev. Bonds
7s, 6/1/28	BBB	2,600,000	2,905,395
6 3/8s, 6/1/32	BBB	2,600,000	2,812,237
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton Franciscan), 5 3/4s, 8/15/30	A2	1,600,000	1,710,943

			7,428,575

Wyoming (0.8%)

Sweetwater Cnty., Poll. Control VRDN (Pacificorp.), Ser. B, 2.4s, 1/1/14	A-1+	3,025,000	3,025,000

Total municipal bonds and notes (cost $353,991,668)(b)			$371,487,693

Putnam Municipal Bond Fund
FUTURES CONTRACTS OUTSTANDING at 7/31/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 5 yr (Short)	175	$18,760,547	Sep-05	$226,419
U.S. Treasury Bond 20 yr (Long)	69	7,956,563	Sep-05	(76,214)
U.S. Treasury Note 10 yr (Short)	35	3,884,453	Sep-05	11,966

Total				$162,171

	NOTES
(a)	Percentages indicated are based on net asset value of $372,327,134

(b)

The aggregate identified cost on a tax basis is $354,066,438, resulting in gross unrealized appreciation and depreciation of $20,106,809 and $2,685,554, respectively, or net unrealized appreciation of $17,421,255.

(RAT)

The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2005. Securities rated by Putnam are indicated by "/P".  Security ratings are defined in the Statement of Additional Information.

(NON)	Non-income-producing security.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2005 was $1,164,383 or 0.3% of net assets.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2005.

	At July 31, 2005 liquid assets totaling $968,663 have been designated as collateral for open forward commitments.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

	The rates shown on VRDN, FRB and Mandatory Put Bonds are the current interest rates at July 31, 2005.

	The dates shown on Mandatory Put Bonds are the next mandatory put dates.

	The rates shown on IFB and IF COP, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at July 31, 2005.

	The fund had the following industry group concentrations greater than 10% at July 31, 2005 (as a percentage of net assets):

	Health care	23.1%
	Utilities	21.3
	Transportation	12.5
	Housing	10.1

	The fund had the following insurance concentrations greater than 10% at July 31, 2005 (as a percentage of net assets):

	AMBAC	13.7%
	MBIA	13.4

Security valuation Tax-exempt bonds and notes are valued on the basis of valuations provided by an independent pricing service, approved by the Trustees.  Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.  Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: September 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: September 28, 2005